Earnings (Loss) per Common Share (Details Narrative) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Weighted Average Number of Shares Outstanding, Diluted, Adjustment	0	217,265	0
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount			306,190